Commitments and Contingencies (Details 2)	12 Months Ended									1 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 Properties commitment USD ($)	Dec. 31, 2013 Office building commitment USD ($) item	Dec. 31, 2013 Wuling Center USD ($)	Dec. 31, 2013 Wuling Center CNY	Dec. 31, 2012 Wuling Center USD ($)	Dec. 31, 2012 Wuling Center CNY	Dec. 31, 2013 Investment in Jupai Forecast USD ($)	Dec. 31, 2013 Investment in Jupai Forecast CNY
Commitments and contingencies
Total investment commitment						$ 9,841,080	60,000,000
Accumulated investment made						6,888,756	42,000,000
Investment commitment paid	5,766,873	2,161,001	21,567,027			4,428,486	27,000,000	2,386,440	15,000,000
Remaining investment commitment						2,952,324	18,000,000
Properties payment commitments
Payment commitment for properties to be held for sales				100,057,425
Remaining payment commitment for properties to be held for sales				39,981,399
Properties payment commitments paid	32,971,714	31,847,330	37,280,818		2,931,478
Properties payment commitments paid				60,076,026
Period within which the remaining commitment is payable				1 year	1 year
Payment commitment					8,161,056
Number of an office building used as offices					2
Number of subsidiary for which buildings will be used as offices					1
Remaining payment commitment for properties of office building					5,229,578
Investment commitment
Number of Series B Preferred Shares purchased										12,918,340	12,918,340
Number of ordinary shares purchased										12,918,340	12,918,340
Total cost of investment										$ 15,745,728	96,000,000
Equity interest (as a percent)						6.52%	6.52%	6.52%	6.52%	20.00%	20.00%